                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MARSHFIELD ASSOCIATES
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Address: 21 DUPONT CIRCLE, NW
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         STE 310
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         WASHINGTON, DC 20036
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Form 13F File Number: 28-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   CHRIS NIEMCZEWSKI
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Title:  MANAGING DIRECTOR
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Phone:  (202) 828-6200
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Signature, Place, and Date of Signing:


/s/ Chris Niemczewski               WASHINGTON, DC
-----------------------     ----------------------------      --------------
    [Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                                ----------------------------------------------
28-
   --------------------
[Repeat as necessary.]

                             Marshfield Associates

                                    FORM 13F
                                December 31, 2002

                                                                                                           Voting Authority
                                  Title                                                                ---------------------
                                   of                 Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                    class     CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared   None
------------------------------    -----   ---------  --------   -------  ---  ----  -------  --------  -------  ------   ----
A.G. Edwards                       COM    281760108     2054       62320 SH          Sole                62320
American Express Company           COM    025816109     6679      188934 SH          Sole               188934
American International Group       COM    026874107      935       16169 SH          Sole                16169
Berkley W.R. Corp                  COM    084423102     3861       97465 SH          Sole                97465
Berkshire Hathaway Class A         COM    084670108    23789         327 SH          Sole                  327
Berkshire Hathaway Class B         COM    084670207    33881       13983 SH          Sole                13983
Bristol Myers-Squibb               COM    110122108      602       26023 SH          Sole                26023
CCC Information Services           COM    12487Q109    19111     1077976 SH          Sole              1077976
Citigroup                          COM    172967101    46189     1312546 SH          Sole              1312546
Coca-Cola Company                  COM    191216100     1110       25318 SH          Sole                25318
Disney (Walt) Company              COM    254687106      268       16427 SH          Sole                16427
Dover Corp.                        COM    260003108     5516      189150 SH          Sole               189150
Duke Energy Company                COM    264399106    47874     2450074 SH          Sole              2450074
Emerson Electric Co.               COM    291011104      224        4410 SH          Sole                 4410
ExxonMobil Corporation             COM    30231G102      684       19580 SH          Sole                19580
Federal Home Loan Mortgage Cor     COM    313400301     1956       33120 SH          Sole                33120
First Data Corp                    COM    319963104      260        7338 SH          Sole                 7338
Gannett Inc.                       COM    364730101    13968      194541 SH          Sole               194541
General Electric Company           COM    369604103     5402      221833 SH          Sole               221833
Gillette Company, The              COM    375766102     1436       47313 SH          Sole                47313
Harley-Davidson                    COM    412822108      221        4785 SH          Sole                 4785
Heineken Holdings NV Shs A         COM                   733       25511 SH          Sole                25511
HomeFed Corp                       COM                   495      341549 SH          Sole               341549
Intel Corp                         COM    458140100     1284       82465 SH          Sole                82465
Johnson & Johnson                  COM    478160104     6100      113575 SH          Sole               113575
Leucadia National Corporation      COM    527288104    22826      611785 SH          Sole               611785
Lindt & Sprungli                   COM                   218         380 SH          Sole                  380
Markel Corp                        COM    570535104    32563      158459 SH          Sole               158459
Martin Marietta Materials          COM    573284106    49840     1625563 SH          Sole              1625563
Mc Donald's Corporation            COM    580135101    11936      742303 SH          Sole               742303
Mercantile Bankshares Corp.        COM    587405101      328        8500 SH          Sole                 8500
Merck & Co., Inc.                  COM    589331107     1998       35287 SH          Sole                35287
Microsoft Corporation              COM    594918104      869       16800 SH          Sole                16800
Mohawk Industries                  COM    MHK          15574      273465 SH          Sole               273465
Morgan Stanley                     COM    617446448    10897      272979 SH          Sole               272979
Nestle ADR (Regular Shares)        COM    641069406      880       16537 SH          Sole                16537
Nestle SA Cham et Vevey (Regis     COM                   484        2300 SH          Sole                 2300
Odyssey Re Holdings                COM    67612W108    49843     2815980 SH          Sole              2815980
Oracle Corp                        COM    68389X105      135       12501 SH          Sole                12501
PepsiCo, Inc.                      COM    713448108    11151      264123 SH          Sole               264123
Pfizer Inc.                        COM    717081103     1665       54456 SH          Sole                54456
Sealed AirCorp                     COM    81211K100    15946      427513 SH          Sole               427513
State Street Corp                  COM    857477103      470       12040 SH          Sole                12040
Student Loan Corp                  COM    863902102      240        2450 SH          Sole                 2450
Verizon Communications             COM    077853109      322        8317 SH          Sole                 8317
Washington Mutual Inc              COM    939322103    58204     1685620 SH          Sole              1685620
Washington Post Co Cl B            COM    939640108     3891        5273 SH          Sole                 5273
WebMethods Inc                     COM                   152       18511 SH          Sole                18511
Wells Fargo & Company              COM    949740104    24844      530067 SH          Sole               530067
White Mountains Insurance Grou     COM    G9618E107    84114      260414 SH          Sole               260414
Wyeth                              COM    983024100      229        6111 SH          Sole                 6111
YUM! Brands Inc                    COM    988498101    59703     2465040 SH          Sole              2465040
REPORT SUMMARY                     52 DATA RECORDS    683955             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED